STATEMENT OF INVESTMENTS
BNY Mellon Global Emerging Markets Fund

July 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Argentina - 2.7%
Globant	59,886	[a,b]	6,347,916
Grupo Financiero Galicia, ADR	27,855	[a]	1,023,393
			7,371,309
Australia - 1.9%
IDP Education	116,325		1,524,160
Orocobre	1,862,424	[a,b]	3,613,951
			5,138,111
Brazil - 2.9%
Arco Platform, Cl. A	41,760	[b]	1,843,286
CVC Brasil Operadora e Agencia de Viagens	468,200		6,217,558
			8,060,844
Chile - 1.0%
Sociedad Quimica y Minera de Chile, ADR	95,663	[a]	2,821,102
China - 23.9%
3SBio	987,500	[b,c]	1,681,290
51job, ADR	66,625	[a,b]	5,166,769
Alibaba Group Holding, ADR	76,811	[b]	13,296,752
Autohome, ADR	120,972	[a,b]	10,282,620
China Harmony New Energy Auto Holding	7,900,500	[a]	2,403,545
China Yongda Automobiles Services Holdings	4,592,000		4,278,753
Hollysys Automation Technologies	101,239	[b]	1,750,422
New Oriental Education & Technology Group, ADR	153,170	[b]	15,977,163
Tencent Holdings	238,485		11,154,034
			65,991,348
Germany - 1.6%
Delivery Hero	94,090	[b,c]	4,521,350
Hong Kong - 4.9%
AIA Group	1,331,800		13,575,448
India - 24.5%
Apollo Hospitals Enterprise	156,700		3,077,875
Edelweiss Financial Services	1,928,277		4,091,529
Godrej Consumer Products	766,635		6,658,709
Hindustan Unilever	221,991		5,566,947
Housing Development Finance	379,654		11,700,950
Indiabulls Housing Finance	257,990		2,005,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
India - 24.5% (continued)
Info Edge India		189,805		6,184,847
Jubilant Foodworks		377,472	[b]	6,567,712
Maruti Suzuki India		104,999		8,337,404
PVR		168,274		3,693,606
Reliance Nippon Life Asset Management		533,149	[c]	1,756,911
Titan		512,709		7,835,892
				67,478,257
Mexico - .5%
Fomento Economico Mexicano		142,080		1,288,998
Philippines - .4%
GT Capital Holdings		67,209		1,222,572
South Africa - 9.3%
Clicks Group		269,046		3,823,857
Discovery		606,303		5,583,764
Naspers, Cl. N		66,319		16,134,905
				25,542,526
South Korea - 10.7%
LG Household & Health Care		6,813		7,215,115
Samsung Electronics		151,835		5,793,006
Samsung SDI		78,854		16,524,718
				29,532,839
Taiwan - 5.2%
Taiwan Semiconductor Manufacturing		1,754,000		14,501,147
United Kingdom - 4.7%
British American Tobacco		256,841		9,187,857
Unilever		61,265		3,689,893
				12,877,750
United States - 3.7%
Applied Materials		126,312		6,236,023
Laureate Education, Cl. A		90,087	[b]	1,476,526
Livent		373,575	[b]	2,405,823
				10,118,372
Total Common Stocks (cost $236,396,655)				270,041,973
	1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,205,289)	2.28	6,205,289	[d]	6,205,289

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,319,019)	2.28	3,319,019	[d]	3,319,019
Total Investments (cost $245,920,963)		101.4%		279,566,281
Liabilities, Less Cash and Receivables		(1.4%)		(3,778,877)
Net Assets		100.0%		275,787,404

ADR—American Depository Receipt

a Security, or portion thereof, on loan. At July 31, 2019, the value of the fund’s securities on loan was $27,491,978 and the value of the collateral held by the fund was $28,843,473, consisting of cash collateral of $3,319,019 and U.S. Government & Agency securities valued at $25,524,454.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $7,959,551 or 2.89% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Emerging Markets Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	76,134,351	193,907,622	†	-	270,041,973
Investment Companies	9,524,308	-		-	9,524,308

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

NOTES

At July 31, 2019, accumulated net unrealized appreciation on investments was $33,645,318, consisting of $55,305,355 gross unrealized appreciation and $21,660,037 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.